NOTES PAYABLE (RESTATED) - Convertible Promissory Note and Term Loan (Details) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 26, 2025	Dec. 23, 2025	May 30, 2025	May 20, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 13, 2026
NOTES PAYABLE (RESTATED)
Line of credit, maximum borrowing capacity			$ 3,500,000
Proceeds from line of credit			$ 0
Proceeds from debt					$ 1,919,748	$ 2,643,838	$ 3,500,000
Neolync, Senior convertible promissory note
NOTES PAYABLE (RESTATED)
Debt face amount				$ 1,500,000				$ 750,000
Debt, interest rate				12.00%				8.00%
Liquidation preference percentage				300.00%
Conversion percentage on public event				135.00%
Outstanding percentage upon default				200.00%
Neolync, term loan
NOTES PAYABLE (RESTATED)
Debt face amount		$ 1,500,000
Debt, interest rate		12.00%
Proceeds from debt	$ 500,000	$ 500,000
Maximcash, term loan
NOTES PAYABLE (RESTATED)
Debt face amount	$ 600,000
Debt, interest rate	38.50%